Cash flow information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Cash Flow Information [Abstract]
Summary of Cash Generated from Operations	Cash generated from operations

	2018	2019	2020
	RMB’million	RMB’million	RMB’million
Profit before income tax	2,003	4,540	4,632
Adjustments for:
Depreciation and amortization	369	583	824
Impairment provision for investments in associates (Note 16)	2	43	4
Loss allowance for expected credit losses (Note 19)	3	18	8
Non-cash employee benefits expense—share based payments (Note 8)	487	519	569
Non-cash share-based payments arising from issues of ordinary shares to music label partners (Note 21(iii))	1,519	—	—
Fair value losses on investments	30	37	—
Net losses/(gains) in relation to equity investments	20	(1)	(32)
Gain of step-up acquisition arising from business combination (Note 27)	—	—	(19)
Share of loss/(profit) of associates and joint ventures (Note 16)	1	18	(19)
Interest income (Note 6)	(282)	(615)	(622)
Fair value change on puttable shares	35	37	37
Interest expense	—	31	62
Net exchange differences	31	(4)	(2)
Increase in accounts receivable	(182)	(733)	(520)
(Increase)/decrease in inventories	(4)	9	8
Increase in other operating assets	(789)	(175)	(887)
Increase in accounts payable	780	717	644
Increase in other operating liabilities	1,581	1,164	258

Cash generated from operations	5,604	6,188	4,945

Summary of Non-cash Investing and Financing Activities
Non-cash
investing and financing activities

	2018 RMB’million	2019 RMB’million	2020 RMB’million
Issuance of ordinary shares to music label partners	1,519	—	—
Issuance of ordinary shares for equity investments	1,027	—	—
Equity interests in certain subsidiaries as consideration for business combination (Note 27)	—	—	101